INTEREST-BEARING LIABILITIES - Narrative (Details) € in Millions, ¥ in Millions, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 29, 2024	Sep. 02, 2024 CNY (¥)	Feb. 16, 2024 EUR (€)
INTEREST-BEARING LIABILITIES
Repayments of long-term borrowings from financial institutions				$ 1,896.8	$ 0.0
Finance cost		$ 48.9	$ 109.4	178.9	$ 296.6
7-year USD 500 million term loan facility
INTEREST-BEARING LIABILITIES
Duration of the loans	7 years
Loan amount	$ 500.0
7-year EUR 700 million term loan facility
INTEREST-BEARING LIABILITIES
Duration of the loans	7 years
Loan amount | €									€ 700
USD 710 million 5-year revolving credit facility
INTEREST-BEARING LIABILITIES
Duration of the loans	5 years
Loan amount	$ 710.0
USD 800 million of 6.750% new senior secured notes
INTEREST-BEARING LIABILITIES
Loan amount	$ 800.0
Interest rate	6.75%								6.75%
Revolving Credit Facility
INTEREST-BEARING LIABILITIES
Amount of funding		128.8		128.8
Old term loan facility
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	$ 1,860.0					$ 1,860.0
Bilateral Facility Standard Chartered
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	90.0					90.0
Old revolving credit facility
INTEREST-BEARING LIABILITIES
Carrying amount of loan repaid senior facilities agreement	$ 291.0					$ 291.0
China Merchants Bank Co., Ltd
INTEREST-BEARING LIABILITIES
Loan amount | ¥								¥ 500
Interest rate								3.00%
Amount of funding		71.3		71.3
New Senior Secured Credit Facilities
INTEREST-BEARING LIABILITIES
Repayments of long-term borrowings from financial institutions				65.0
Finance cost		$ 2.3		$ 2.3
New Senior Secured Credit Facilities | SOFR - Base Rate
INTEREST-BEARING LIABILITIES
Adjustment to interest rate basis (as a percent)		0.00%		0.00%
New Senior Secured Credit Facilities | U.S. Dollar Base Rate
INTEREST-BEARING LIABILITIES
Adjustment to interest rate basis (as a percent)		1.00%		1.00%
USD Term Loan Facility | Minimum
INTEREST-BEARING LIABILITIES
Interest rate		2.50%		2.50%			3.00%
USD Term Loan Facility | Maximum
INTEREST-BEARING LIABILITIES
Interest rate		2.75%		2.75%			3.25%
Euro Term Loan Facility | Minimum
INTEREST-BEARING LIABILITIES
Interest rate		2.75%		2.75%			3.25%
Euro Term Loan Facility | Maximum
INTEREST-BEARING LIABILITIES
Interest rate		3.00%		3.00%			3.50%